Earnings per Share	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Earnings per Share
31.	Earnings per Share
Earnings per share is calculated for profit attributable to owners of the Parent Company per common share and dilutive potential common share, and details are as follows.

(1)	Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

(In millions of won, except for share data and basic earnings per share)
	2025		2024	2023
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	₩	408,410	1,250,155	1,093,611
Interest on hybrid bonds		(19,800)	(19,800)	(17,283)

Profit attributable to owners of the Parent Company on common shares		388,610	1,230,355	1,076,328
Weighted average number of common shares outstanding (in shares)		212,953,061	212,848,138	217,264,615

Basic earnings per share (in won)	₩	1,825	5,780	4,954

2)	Weighted average number of common shares outstanding for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

(In shares)
	2025
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2025	214,790,053	214,790,053
Treasury shares as of January 1, 2025	(1,903,711)	(1,903,711)
Disposal of treasury shares	95,933	66,719

	212,982,275	212,953,061

(In shares)
	2024
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2024	218,833,144	218,833,144
Treasury shares as of January 1, 2024	(6,133,414)	(6,133,414)
Acquisition of treasury shares	(317,000)	(315,314)
Disposal of treasury shares	503,612	463,722

	212,886,342	212,848,138

(In shares)
	2023
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2023	218,833,144	218,833,144
Treasury shares as of January 1, 2023	(801,091)	(801,091)
Acquisition of treasury shares	(5,773,410)	(1,154,633)
Disposal of treasury shares	441,087	387,195

	212,699,730	217,264,615

(2)	Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

(In millions of won, except for share data and diluted earnings per share)
	2025		2024	2023
Profit attributable to owners of the Parent Company on common shares	₩	388,610	1,230,355	1,076,328
Adjusted weighted average number of common shares outstanding (in shares)		212,975,220	213,428,916	217,452,721

Diluted earnings per share (in won)	₩	1,825	5,765	4,950

2)	Adjusted weighted average number of common shares outstanding for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

(In shares)
	2025	2024	2023
Outstanding shares as of January 1	212,886,342	212,699,730	218,032,053
Effect of treasury shares	66,719	148,408	(767,438)
Effect of share option	22,159	580,778	188,106

Adjusted weighted average number of common shares outstanding (in shares)	212,975,220	213,428,916	217,452,721